SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22.	SUBSEQUENT EVENTS

On July 12, 2021, the Company and investors entered into a securities purchase agreement to sell to the Investors an aggregate of 1.2 million ordinary shares with no par value, at a purchase price of $4.15 per share in a registered direct offering. In addition, the Company will sell and issue to the Investors warrants to purchase an aggregate of 360,000 Ordinary Shares with an exercise price of $4.56 per share within 36 months following the issue date. The Warrants can only be exercised in cash. The aggregate proceeds of the financing were approximately $4.73 million net of issuance cost. The Company intends to use the net proceeds from the financing for working capital and general corporate purposes.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

On August 26, 2021, the Company, Taoping Holdings Limited, a wholly owned subsidiary of the Company and a business company incorporated under the laws of the British Virgin Islands (“Taoping Holding”), Genie Global Limited, a Hong Kong private company limited by shares (“Genie Global”) and Render Lake Tech Ltd., a wholly owned subsidiary of Genie Global and a company governed under the Canada Business Corporations Act (“Render Lake”), entered into a termination agreement to terminate a share purchase agreement dated March 29, 2021, that Genie Global agreed to sell 51% equity interest in Render Lake to Taoping Holding in exchange for 144,204 ordinary shares to be issued by the Company.

On July 28, 2021 and August 6, 2021, the Company entered into a letter of intent (the “LOI”) with the shareholders of Zhenjiang Taoping IoT Technology Limited (“Zhenjiang Taoping”) and the majority shareholder of Yunnan Taoping IoT Limited (“Yunnan Taoping”), respectively, to acquire equity interests and increase its ownership of each two companies to no less than 51%. Currently, TNM owns no shares in Zhenjiang Taoping, and owns about 40% of Yunnan Taoping. Pursuant to the LOI, the purchase price, to be determined by the parties after the completion of due diligence, will be paid in the form of ordinary shares of TAOP. The LOI will be terminated if no definitive agreements are entered into among the parties for Zhenjiang Taoping before December 31, 2021 and for Yunnan Taoping before March 31, 2022, respectively.

On August 11, 2021, the Company signed a non-binding Memorandum of Understanding (“MOU”) with Dennver Group Holdings Limited, a British Virgin Islands company, to purchase Ethereum mining machines with a total hash rate of 500 GH/s. Pursuant to the MOU, the purchase price of the Ethereum mining machines and related rights and interests, to be determined by the two parties after the completion of due diligence, will be paid in the form of a combination of cash and restricted ordinary shares of TAOP. The price per share is set at the volume weighted average closing price of TAOP ordinary shares over the 5 trading days prior to the execution of the MOU. TAOP will designate a third-party valuation firm to conduct examination and assessment of the fair market value of the Ethereum mining machines.

On August 27, 2021, the Company’s wholly-owned subsidiary Taoping Digital Assets (Asia) Limited (“TDAL”) and a Kazakhstan company Aral Petroleum Capital LLP (“APC”) have signed a memorandum of understanding (“MOU”) to establish a joint venture in Kazakhstan, of which TDAL and APC will own 51% and 49%, respectively. TDAL will control the board of directors of the joint venture. The joint venture plans to invest and build cryptocurrency mining sites with a total capacity of 100MW, the first stage construction of 30 MW is expected to complete within three to six months. TDAL will have the priority to deploy cryptocurrency mining machines owned by TDAL or its partners. The joint venture will carry out operation and maintenance of cryptocurrency mining machines in Kazakhstan. In addition, the joint venture plans to rent out excess operating capacity to third parties for additional income.

On September 18, 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement (the “Equity Transfer Agreement”) with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd., a variable interest entity (“iASPEC”), pursuant to which, IST exercised the option to purchase all of the equity interests in iASPEC. As consideration for the equity interests of iASPEC, the Company agreed to issue 612,245 ordinary shares to Mr. Lin. Upon the closing of the equity transfer, the Company’s existing variable interest entity structure was dissolved and iASPEC becomes a wholly owned indirect subsidiary of the Company. The Amended and Restated Management Services Agreement, entered into by and among IST, Mr. Lin and iASPEC on December 13, 2009, was automatically terminated then. The equity transfer was closed upon the registration of equity transfer with the local authorities on September 24, 2021. The equity transfer was completed on September 24, 2021.

As a result of the VIE dissolution, on September 23, 2021, TNM disposed 100% equity interest of Shenzhen Taoping E-Commerce Service Co., Ltd. (“SZTEC”) with nil consideration. SZTEC’s shareholder deficit as of June 30, 2021 was approximately $0.12 million.

On April 15, 2021, the Company signed a Cryptocurrency mining machine purchase agreement (the “Purchase Agreement”) with Bitmain Technologies Limited. Pursuant to the Purchase Agreement, TAOP purchased 3,000 units of Antminer S19j Pro Cryptocurrency mining machines with a total order value of about $24 million (RMB 157,500,000). As of June 30, 2021, TAOP advanced payments of approximately $6.1 million to Bitmain Technologies Limited. As of the date of this report, the Company is in the process of amending the Purchase Agreement with Bitmain Technologies Limited, as a result of the Company’s changed plan of capital allocation in the blockchain business sector. According to the amendment, the Company agrees to purchase a total of 60 units of Antminers from the seller with purchase amount of approximately $0.8 million which are expected to be delivered in the fourth quarter of 2021, and the remaining of the advance payment $5.3 million would be refunded to the Company by the end of 2021.